--------------------------------------------------------------------------------
To Our Variable Life Policyholders:
--------------------------------------------------------------------------------

                                                                 August 22, 1997

We are pleased to send you the attached semi-annual report, detailing separate account information pertaining to our variable life insurance policies. In addition, the semi-annual report for the Market Street Fund, Inc. is attached.

As the owner of a variable life policy, you allocate your premiums to various investments of your choosing. If applicable, you'll be receiving under separate cover additional semi-annual reports pertaining to the Funds you've selected within your Provident Mutual variable insurance policy.

Your variable life policy is unique in that it combines the protection and tax advantages of traditional life insurance with the growth potential of equity investments. A leader in the variable products marketplace, Provident Mutual also offers a wide variety of life insurance policies and annuity contracts designed to help you meet your financial planning goals, including retirement planning, college funding, and estate planning.

By selecting Provident Mutual Life Insurance Company, you have chosen a company with a reputation for strength, stability and sound management. Our roots can be traced back to 1717, giving us the distinction of serving America's life insurance needs longer than any other company.

We appreciate your business. If you have a question about your policy, or would like more information about our products and services, please contact your local agent or our Customer Service Center at 1-800-688-5177.

Sincerely,
/s/ Robert W. Kloss
Robert W. Kloss
President

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                     MONEY                                  AGGRESSIVE
                                      GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                     SEPARATE      SEPARATE      SEPARATE      SEPARATE      SEPARATE       SEPARATE
                                     ACCOUNT        ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT        ACCOUNT
  ------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street
  Fund, Inc., at market value:
  Growth Portfolio...............  $190,232,256
  Money Market Portfolio.........                 $24,999,870
  Bond Portfolio.................                               $11,934,110
  Managed Portfolio..............                                             $33,345,479
  Aggressive Growth Portfolio....                                                           $30,441,240
  International Portfolio........                                                                          $38,458,935
Dividends receivable.............                    109,346
Receivable from Provident Mutual
  Life Insurance Company.........                    410,207
                                   ------------   -----------   -----------   -----------   -----------    -----------
Total Assets.....................   190,232,256   25,519,423    11,934,110    33,345,479    30,441,240      38,458,935
                                   ------------   -----------   -----------   -----------   -----------    -----------
LIABILITIES
Payable to Provident Mutual Life
  Insurance Company..............       115,365                     20,077        22,282
                                   ------------   -----------   -----------   -----------   -----------    -----------
NET ASSETS.......................  $190,116,891   $25,519,423   $11,914,033   $33,323,197   $30,441,240    $38,458,935
                                   ============   ===========   ===========   ===========   ===========    ===========
Held for the benefit of
  policyholders..................  $189,868,463   $25,371,518   $11,808,914   $33,153,507   $30,249,577    $38,383,572
Attributable to Provident Mutual
  Life Insurance Company.........       248,428      147,905       105,119       169,690       191,663          75,363
                                   ------------   -----------   -----------   -----------   -----------    -----------
                                   $190,116,891   $25,519,423   $11,914,033   $33,323,197   $30,441,240    $38,458,935
                                   ============   ===========   ===========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                                                ZERO COUPON BOND
                                                                                                SEPARATE ACCOUNT

----------------------------------------------------------------------------------------------------------------
                                                                                                  2006 SERIES
                                                                                                   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Stripped ("Zero") U.S. Treasury Securities Fund, Provident Mutual Series A,
  at market value:
  2006 Series.................................................................................     $6,870,309
Receivable from Provident Mutual Life Insurance Company.......................................          5,700
                                                                                                   ----------
NET ASSETS....................................................................................     $6,876,009
                                                                                                   ==========
Held for the benefit of policyholders.........................................................     $6,818,174
Attributable to Provident Mutual Life Insurance Company.......................................         57,835
                                                                                                   ----------
                                                                                                   $6,876,009
                                                                                                   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                 VARIABLE SEPARATE ACCOUNT

------------------------------------------------------------------------------------------------------------------
                                                                   FIDELITY                      FIDELITY
                                    FIDELITY        FIDELITY         HIGH         FIDELITY         ASSET        FIDELITY
                                  EQUITY-INCOME      GROWTH         INCOME        OVERSEAS        MANAGER       INDEX 500
                                   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable
  Insurance Products Fund, at
  market value:
  Equity-Income Portfolio......    $77,722,246
  Growth Portfolio.............                    $94,065,235
  High Income Portfolio........                                   $11,069,410
  Overseas Portfolio...........                                                  $22,156,183
Investment in the Variable
  Insurance Products Fund II,
  at market value:
  Asset Manager Portfolio......                                                                 $36,652,988
  Index 500 Portfolio..........                                                                                $51,209,386
                                   -----------     -----------    ----------     -----------    -----------    -----------
NET ASSETS.....................    $77,722,246     $94,065,235    $11,069,410    $22,156,183    $36,652,988    $51,209,386
                                   ===========     ===========    ==========     ===========    ===========    ===========
Held for the benefit of
  policyholders................    $77,697,855     $93,926,857    $11,032,331    $22,113,772    $36,534,260    $51,161,146
Attributable to Provident
  Mutual Life Insurance
  Company......................         24,391        138,378         37,079         42,411        118,728         48,240
                                   -----------     -----------    ----------     -----------    -----------    -----------
                                   $77,722,246     $94,065,235    $11,069,410    $22,156,183    $36,652,988    $51,209,386
                                   ===========     ===========    ==========     ===========    ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                       VARIABLE SEPARATE ACCOUNT

------------------------------------------------------------------------------------------------------------------
                                                 FIDELITY                    NEUBERGER      NEUBERGER
                                                INVESTMENT     FIDELITY       & BERMAN      & BERMAN
                                                GRADE BOND    CONTRAFUND      BALANCED       GROWTH
                                                SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT       NEUBERGER
                                                                                                            & BERMAN
                                                                                                             LIMITED
                                                                                                          MATURITY BOND
                                                                                                           SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products
  Fund II, at market value:
  Investment Grade Bond Portfolio............   $5,966,720
  Contrafund Portfolio.......................                 $15,795,239
Investment in the Neuberger & Berman Advisers
  Management Trust, at market value:
  Balanced Portfolio.........................                                $5,087,294
  Growth Portfolio...........................                                              $20,883,453
  Limited Maturity Bond Portfolio............                                                              $ 3,194,297
                                                ----------    -----------    ----------    -----------      ----------
NET ASSETS...................................   $5,966,720    $15,795,239    $5,087,294    $20,883,453     $ 3,194,297
                                                ==========    ===========    ==========    ===========      ==========
Held for the benefit of policyholders........   $5,953,997    $15,779,828    $5,029,812    $20,825,134     $ 3,164,461
Attributable to Provident Mutual Life
  Insurance Company..........................      12,723         15,411        57,482         58,319           29,836
                                                ----------    -----------    ----------    -----------      ----------
                                                $5,966,720    $15,795,239    $5,087,294    $20,883,453     $ 3,194,297
                                                ==========    ===========    ==========    ===========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                     VARIABLE SEPARATE ACCOUNT

------------------------------------------------------------------------------------------------------------------
                                               AMERICAN                                    VAN ECK
                                              CENTURY VP      VAN ECK        VAN ECK      WORLDWIDE     ALGER AMERICAN
                                               CAPITAL       WORLDWIDE      WORLDWIDE      EMERGING         SMALL
                                             APPRECIATION       BOND       HARD ASSETS     MARKETS      CAPITALIZATION
                                              SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in American Century Variable
  Portfolios, Inc., at market value:
  American Century VP Capital Appreciation
    Portfolio.............................    $7,883,122
Investment in the Van Eck Worldwide
  Insurance Trust, at market value:
  Van Eck Worldwide Bond Portfolio........                   $3,678,076
  Van Eck Worldwide Hard Assets
    Portfolio.............................                                 $2,090,566
  Van Eck Worldwide Emerging Markets
    Portfolio.............................                                                $6,280,428
Investment in the Alger American Fund, at
  market value:
  Alger American Small Capitalization
    Portfolio.............................                                                               $ 12,869,608
                                              ----------     ----------    ----------     ----------      -----------
NET ASSETS................................    $7,883,122     $3,678,076    $2,090,566     $6,280,428     $ 12,869,608
                                              ==========     ==========    ==========     ==========      ===========
Held for the benefit of policyholders.....    $7,852,753     $3,650,039    $2,057,338     $6,225,364     $ 12,838,199
Attributable to Provident Mutual Life
  Insurance Company.......................        30,369        28,037         33,228        55,064            31,409
                                              ----------     ----------    ----------     ----------      -----------
                                              $7,883,122     $3,678,076    $2,090,566     $6,280,428     $ 12,869,608
                                              ==========     ==========    ==========     ==========      ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                           MONEY                             AGGRESSIVE
                                              GROWTH       MARKET      BOND      MANAGED       GROWTH     INTERNATIONAL
                                             SEPARATE     SEPARATE   SEPARATE    SEPARATE     SEPARATE      SEPARATE
                                              ACCOUNT     ACCOUNT    ACCOUNT     ACCOUNT      ACCOUNT        ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.................................  $ 1,935,851   $633,017   $357,281   $  536,779   $ 248,042     $   268,402
EXPENSES
Mortality and expense risks...............      547,482    86,634     36,689        98,219      91,711         116,823
Operating expense reimbursement...........       (2,542)      (37)      (451)
                                            ------------  ---------  ---------  ----------   ----------     ----------
Total expenses............................      544,940    86,597     36,238        98,219      91,711         116,823
                                            ------------  ---------  ---------  ----------   ----------     ----------
Net investment income.....................    1,390,911   546,420    321,043       438,560     156,331         151,579
                                            ------------  ---------  ---------  ----------   ----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested....   19,579,907                            242,281      49,195       2,101,304
Net realized gain (loss) from redemption
  of investment shares....................    1,666,879               (6,180)      479,208     213,922         213,532
                                            ------------  ---------  ---------  ----------   ----------     ----------
Net realized gain (loss) on investments...   21,246,786               (6,180)      721,489     263,117       2,314,836
                                            ------------  ---------  ---------  ----------   ----------     ----------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of period.....................   36,782,658              143,144     4,034,365   4,227,761       3,295,188
  End of period...........................   35,969,342               77,394     6,222,527   6,848,245       5,358,623
                                            ------------  ---------  ---------  ----------   ----------     ----------
Net unrealized appreciation (depreciation)
  of investments during the period........     (813,316)             (65,750)    2,188,162   2,620,484       2,063,435
                                            ------------  ---------  ---------  ----------   ----------     ----------
Net realized and unrealized gain (loss) on
  investments.............................   20,433,470              (71,930)    2,909,651   2,883,601       4,378,271
                                            ------------  ---------  ---------  ----------   ----------     ----------
Net increase in net assets resulting from
  operations..............................  $21,824,381   $546,420   $249,113   $3,348,211   $3,039,932    $ 4,529,850
                                            ============  =========  =========  ==========   ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                                                ZERO COUPON BOND
                                                                                                SEPARATE ACCOUNT

----------------------------------------------------------------------------------------------------------------
                                                                                                  2006 SERIES
                                                                                                   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
EXPENSES
Mortality and expense risks...................................................................      $ 21,978
Asset charge..................................................................................         8,018
                                                                                                   ---------
Net investment loss...........................................................................       (29,996)
                                                                                                   ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from redemption of investment shares........................................       137,951
                                                                                                   ---------
Net realized gain on investments..............................................................       137,951
                                                                                                   ---------
Net unrealized appreciation of investments:
  Beginning of period.........................................................................       744,136
  End of period...............................................................................       753,963
                                                                                                   ---------
Net unrealized appreciation of investments during the period..................................         9,827
                                                                                                   ---------
Net realized and unrealized gain on investments...............................................       147,778
                                                                                                   ---------
Net increase in net assets resulting from operations..........................................      $117,782
                                                                                                   =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                              VARIABLE SEPARATE ACCOUNT

------------------------------------------------------------------------------------------------------------------

                                                                  FIDELITY                   FIDELITY
                                       FIDELITY       FIDELITY      HIGH        FIDELITY      ASSET       FIDELITY
                                     EQUITY-INCOME     GROWTH      INCOME       OVERSEAS     MANAGER     INDEX 500
                                      SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends........................   $ 1,044,885    $  527,324     $626,782    $ 290,204    $1,122,466   $ 358,610
                                    -----------    -----------   ---------    ----------   -----------  ----------
EXPENSES
Mortality and expense risks......       229,641       284,715       33,536       63,242      116,242      135,804
                                    -----------    -----------   ---------    ----------   -----------  ----------
Net investment income............       815,244       242,609      593,246      226,962    1,006,224      222,806
                                    -----------    -----------   ---------    ----------   -----------  ----------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
Realized gain distributions
  reinvested.....................     5,253,449     2,360,401       77,467    1,152,021    2,815,676      727,665
Net realized gain from redemption
  of investment shares...........       231,232       764,376       51,415       46,917      106,603      403,402
                                    -----------    -----------   ---------    ----------   -----------  ----------
Net realized gain on
  investments....................     5,484,681     3,124,777      128,882    1,198,938    2,922,279    1,131,067
                                    -----------    -----------   ---------    ----------   -----------  ----------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period............     9,654,194    12,974,029      471,856    1,745,917    4,535,884    4,431,677
  End of period..................    13,560,342    20,431,731      452,877    3,258,917    4,141,975    10,216,494
                                    -----------    -----------   ---------    ----------   -----------  ----------
Net unrealized appreciation
  (depreciation) of investments
  during the period..............     3,906,148     7,457,702      (18,979)   1,513,000     (393,909)   5,784,817
                                    -----------    -----------   ---------    ----------   -----------  ----------
Net realized and unrealized gain
  on investments.................     9,390,829    10,582,479      109,903    2,711,938    2,528,370    6,915,884
                                    -----------    -----------   ---------    ----------   -----------  ----------
Net increase in net assets
  resulting from operations......   $10,206,073    $10,825,088    $703,149    $2,938,900   $3,534,594   $7,138,690
                                    ===========    ===========   =========    ==========   ===========  ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                    VARIABLE SEPARATE ACCOUNT

-----------------------------------------------------------------------------------------------------------------
                                                                                                      NEUBERGER
                                                 FIDELITY                 NEUBERGER    NEUBERGER      & BERMAN
                                                INVESTMENT    FIDELITY     & BERMAN     & BERMAN       LIMITED
                                                GRADE BOND   CONTRAFUND    BALANCED      GROWTH     MATURITY BOND
                                                SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.....................................  $ 307,980    $  64,609     $ 77,242                   $ 153,994
                                                ---------    ----------    --------    ----------     ---------
EXPENSES
Mortality and expense risks...................     19,258       42,436       15,980    $  64,258          9,840
                                                ---------    ----------    --------    ----------     ---------
Net investment income (loss)..................    288,722       22,173       61,262      (64,258)       144,154
                                                ---------    ----------    --------    ----------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested........                 170,752      198,255    1,531,297
Net realized gain (loss) from redemption of
  investment shares...........................      2,007       65,451       85,160      279,860         (5,178)
                                                ---------    ----------    --------    ----------     ---------
Net realized gain (loss) on investments.......      2,007      236,203      283,415    1,811,157         (5,178)
                                                ---------    ----------    --------    ----------     ---------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of period.........................    155,266      477,324       71,201    1,243,267         19,157
  End of period...............................      1,094    1,541,422      224,267    2,419,716        (45,563)
                                                ---------    ----------    --------    ----------     ---------
Net unrealized appreciation (depreciation) of
  investments during the period...............   (154,172)   1,064,098      153,066    1,176,449        (64,720)
                                                ---------    ----------    --------    ----------     ---------
Net realized and unrealized gain (loss) on
  investments.................................   (152,165)   1,300,301      436,481    2,987,606        (69,898)
                                                ---------    ----------    --------    ----------     ---------
Net increase in net assets resulting from
  operations..................................  $ 136,557    $1,322,474    $497,743    $2,923,348     $  74,256
                                                =========    ==========    ========    ==========     =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                   VARIABLE SEPARATE ACCOUNT

------------------------------------------------------------------------------------------------------------------
                                               AMERICAN                                 VAN ECK
                                              CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE    ALGER AMERICAN
                                               CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING        SMALL
                                             APPRECIATION      BOND      HARD ASSETS    MARKETS     CAPITALIZATION
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................                $ 105,223     $  45,568     $  9,541
                                             -----------    ---------     ---------     --------       ---------
EXPENSES
Mortality and expense risks................. $    26,490       11,379         4,267        8,481      $   33,545
                                             -----------    ---------     ---------     --------       ---------
Net investment income (loss)................     (26,490)      93,844        41,301        1,060         (33,545)
                                             -----------    ---------     ---------     --------       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested......     171,163                     33,634                      449,342
                                             -----------    ---------     ---------     --------       ---------
Net realized gain (loss) from redemption of
  investment shares.........................     (44,989)       4,540        43,383        7,217         (23,412)
                                             -----------    ---------     ---------     --------       ---------
Net realized gain on investments............     126,174        4,540        77,017        7,217         425,930
                                             -----------    ---------     ---------     --------       ---------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of period.......................    (633,726)      70,532       187,278       90,708         173,011
  End of period.............................  (1,074,083)     (62,995)       62,268      899,113          37,439
                                             -----------    ---------     ---------     --------       ---------
Net unrealized appreciation (depreciation)
  of investments during the period..........    (440,357)    (133,527)     (125,010)     808,405        (135,572)
                                             -----------    ---------     ---------     --------       ---------
Net realized and unrealized gain (loss) on
  investments...............................    (314,183)    (128,987)      (47,993)     815,622         290,358
                                             -----------    ---------     ---------     --------       ---------
Net increase (decrease) in net assets
  resulting from operations................. $  (340,673)   $ (35,143)    $  (6,692)    $816,682      $  256,813
                                             ===========    =========     =========     ========       =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                    MONEY                                   AGGRESSIVE
                                     GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                    SEPARATE       SEPARATE      SEPARATE      SEPARATE      SEPARATE       SEPARATE
                                    ACCOUNT        ACCOUNT        ACCOUNT       ACCOUNT       ACCOUNT        ACCOUNT
  ------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income...........  $  1,390,911   $    546,420   $   321,043   $   438,560   $   156,331    $   151,579
Net realized gain (loss) on
  investments...................    21,246,786                       (6,180)      721,489       263,117      2,314,836
Net unrealized appreciation
  (depreciation) of investments
  during the period.............      (813,316)                     (65,750)    2,188,162     2,620,484      2,063,435
                                  ------------    -----------   -----------   -----------   -----------    -----------
Net increase in net assets from
  operations....................    21,824,381        546,420       249,113     3,348,211     3,039,932      4,529,850
                                  ------------    -----------   -----------   -----------   -----------    -----------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums.....    14,353,294     19,044,128     1,273,548     2,467,339     3,834,075      4,720,644
Cost of insurance and
  administrative charges........    (5,628,371)    (2,006,660)     (478,464)   (1,072,543)   (1,278,919)    (1,544,931)
Surrenders and forfeitures......    (4,758,494)      (345,532)     (166,683)   (1,032,027)     (611,234)      (669,217)
Transfers between investment
  portfolios....................    (1,731,444)   (16,084,723)      (32,587)     (576,495)     (108,166)      (338,764)
Net withdrawals due to policy
  loans.........................    (2,525,836)      (254,421)      (81,600)     (281,674)     (325,139)      (219,812)
Withdrawals due to death
  benefits......................      (207,189)          (505)      (19,603)      (45,300)       (7,235)        (9,020)
                                  ------------    -----------   -----------   -----------   -----------    -----------
Net increase (decrease) in net
  assets derived from policy
  transactions..................      (498,040)       352,287       494,611      (540,700)    1,503,382      1,938,900
                                  ------------    -----------   -----------   -----------   -----------    -----------
Total increase in net assets....    21,326,341        898,707       743,724     2,807,511     4,543,314      6,468,750
NET ASSETS
  Beginning of period...........   168,790,550     24,620,716    11,170,309    30,515,686    25,897,926     31,990,185
                                  ------------    -----------   -----------   -----------   -----------    -----------
  End of period.................  $190,116,891   $ 25,519,423   $11,914,033   $33,323,197   $30,441,240    $38,458,935
                                  ============    ===========   ===========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                                                ZERO COUPON BOND
                                                                                                SEPARATE ACCOUNT

----------------------------------------------------------------------------------------------------------------
                                                                                                  2006 SERIES
                                                                                                   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss...........................................................................     $  (29,996)
Net realized gain on investments..............................................................        137,951
Net unrealized appreciation of investments during the period..................................          9,827
                                                                                                    ---------
Net increase in net assets from operations....................................................        117,782
                                                                                                    ---------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...................................................................        749,986
Cost of insurance and administrative charges..................................................       (380,354)
Surrenders and forfeitures....................................................................        (98,977)
Transfers between investment portfolios.......................................................        101,051
Net withdrawals due to policy loans...........................................................        (26,076)
                                                                                                    ---------
Net increase in net assets derived from policy transactions...................................        345,630
                                                                                                    ---------
Total increase in net assets..................................................................        463,412
NET ASSETS
  Beginning of period.........................................................................      6,412,597
                                                                                                    ---------
  End of period...............................................................................     $6,876,009
                                                                                                    =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                VARIABLE SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------



                                                                  FIDELITY                     FIDELITY
                                        FIDELITY       FIDELITY     HIGH        FIDELITY        ASSET       FIDELITY
                                      EQUITY-INCOME     GROWTH     INCOME       OVERSEAS       MANAGER      INDEX 500
                                       SUBACCOUNT     SUBACCOUNT SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income............   $   815,244    $  242,609    $  593,246    $  226,962    $1,006,224    $  222,806
Net realized gain on
  investments....................     5,484,681     3,124,777       128,882     1,198,938     2,922,279     1,131,067
Net unrealized appreciation
  (depreciation) of investments
  during the period..............     3,906,148     7,457,702       (18,979)    1,513,000      (393,909)    5,784,817
                                    -----------    -----------   -----------   -----------   -----------   -----------
Net increase in net assets from
  operations.....................    10,206,073    10,825,088       703,149     2,938,900     3,534,594     7,138,690
                                    -----------    -----------   -----------   -----------   -----------   -----------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums......    11,538,866    14,729,244     1,714,881     3,329,933     4,168,901     9,928,708
Cost of insurance and
  administrative charges.........    (3,468,408)   (4,586,428)     (492,502)     (881,819)   (1,600,194)   (2,324,041)
Surrenders and forfeitures.......      (807,891)   (1,468,778)     (109,636)     (250,388)     (689,304)     (300,094)
Transfers between investment
  portfolios.....................     1,758,747    (1,660,119)      780,933     1,357,982      (367,093)    8,726,227
Net withdrawals due to policy
  loans..........................      (417,045)     (668,294)       (2,230)     (141,709)      (99,753)     (391,861)
Withdrawals due to death
  benefits.......................       (25,894)      (10,537)       (5,636)       (4,404)       (8,012)       (2,300)
                                    -----------    -----------   -----------   -----------   -----------   -----------
Net increase in net assets
  derived from policy
  transactions...................     8,578,375     6,335,088     1,885,810     3,409,595     1,404,545    15,636,639
                                    -----------    -----------   -----------   -----------   -----------   -----------
Total increase in net assets.....    18,784,448    17,160,176     2,588,959     6,348,495     4,939,139    22,775,329
NET ASSETS
  Beginning of period............    58,937,798    76,905,059     8,480,451    15,807,688    31,713,849    28,434,057
                                    -----------    -----------   -----------   -----------   -----------   -----------
  End of period..................   $77,722,246    $94,065,235   $11,069,410   $22,156,183   $36,652,988   $51,209,386
                                    ===========    ===========   ===========   ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                       VARIABLE SEPARATE ACCOUNT

------------------------------------------------------------------------------------------------------------------



                                                                                                          NEUBERGER
                                                     FIDELITY                  NEUBERGER     NEUBERGER    & BERMAN
                                                    INVESTMENT    FIDELITY      & BERMAN     & BERMAN      LIMITED
                                                    GRADE BOND   CONTRAFUND     BALANCED      GROWTH    MATURITY BOND
                                                    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)....................  $ 288,722    $    22,173   $  61,262    $   (64,258)   $   144,154
Net realized gain (loss) on investments.........      2,007        236,203     283,415      1,811,157         (5,178)
Net unrealized appreciation (depreciation) of
  investments during the period.................   (154,172)     1,064,098     153,066      1,176,449        (64,720)
                                                  ----------   -----------   ----------   -----------     ----------
Net increase in net assets from operations......    136,557      1,322,474     497,743      2,923,348         74,256
                                                  ----------   -----------   ----------   -----------     ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.....................  1,133,978      3,757,641     882,709      3,441,942        485,994
Cost of insurance and administrative charges....   (354,575)      (694,195)   (301,501)    (1,142,353)      (123,042)
Surrenders and forfeitures......................    (85,949)      (118,796)    (63,370)      (348,924)       (11,911)
Transfers between investment portfolios.........    161,029      5,437,241    (527,034)      (883,058)       257,401
Net withdrawals due to policy loans.............    (20,829)       (92,319)    (28,959)      (149,937)        (6,289)
Withdrawals due to death benefits...............       (472)          (169)                   (10,354)
                                                  ----------   -----------   ----------   -----------     ----------
Net increase (decrease) in net assets derived
  from policy transactions......................    833,182      8,289,403     (38,155)       907,316        602,153
                                                  ----------   -----------   ----------   -----------     ----------
Total increase in net assets....................    969,739      9,611,877     459,588      3,830,664        676,409
NET ASSETS
  Beginning of period...........................  4,996,981      6,183,362   4,627,706     17,052,789      2,517,888
                                                  ----------   -----------   ----------   -----------     ----------
  End of period.................................  $5,966,720   $15,795,239   $5,087,294   $20,883,453    $ 3,194,297
                                                  ==========   ===========   ==========   ===========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                   VARIABLE SEPARATE ACCOUNT

------------------------------------------------------------------------------------------------------------------




                                               AMERICAN                                 VAN ECK
                                              CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE     ALGER AMERICAN
                                               CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING         SMALL
                                             APPRECIATION      BOND      HARD ASSETS    MARKETS      CAPITALIZATION
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...............  $   (26,490)   $  93,844    $   41,301    $   1,060     $    (33,545)
Net realized gain on investments...........      126,174        4,540        77,017        7,217          425,930
Net unrealized appreciation (depreciation)
  of investments during the period.........     (440,357)    (133,527)     (125,010)     808,405         (135,572)
                                              ----------    ----------   ----------    ----------     -----------
Net increase (decrease) in net assets from
  operations...............................     (340,673)     (35,143)       (6,692)     816,682          256,813
                                              ----------    ----------   ----------    ----------     -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums................    1,986,242      638,182       391,545    1,230,995        3,071,064
Cost of insurance and administrative
  charges..................................     (597,354)    (176,993)     (116,796)    (249,639)        (702,982)
Surrenders and forfeitures.................     (113,918)     (45,275)      (11,756)     (25,742)         (71,503)
Transfers between investment portfolios....   (1,091,467)     176,218        94,143    2,329,081        2,445,460
Net withdrawals due to policy loans........      (48,603)     (25,641)      (15,911)     (34,615)         (83,744)
Withdrawals due to death benefits..........       (3,564)        (449)          (19)      (2,715)          (9,572)
                                              ----------    ----------   ----------    ----------     -----------
Net increase in net assets derived from
  policy transactions......................      131,336      566,042       341,206    3,247,365        4,648,723
                                              ----------    ----------   ----------    ----------     -----------
Total increase (decrease) in net assets....     (209,337)     530,899       334,514    4,064,047        4,905,536
NET ASSETS
  Beginning of period......................    8,092,459    3,147,177     1,756,052    2,216,381        7,964,072
                                              ----------    ----------   ----------    ----------     -----------
  End of period............................  $ 7,883,122    $3,678,076   $2,090,566    $6,280,428    $ 12,869,608
                                              ==========    ==========   ==========    ==========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                      MONEY                                     AGGRESSIVE
                                     GROWTH          MARKET           BOND         MANAGED        GROWTH      INTERNATIONAL
                                    SEPARATE        SEPARATE        SEPARATE       SEPARATE      SEPARATE       SEPARATE
                                     ACCOUNT         ACCOUNT        ACCOUNT        ACCOUNT        ACCOUNT        ACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income...........  $   3,374,296   $     883,372   $    540,990   $    838,684   $    55,425    $    97,842
Net realized gain (loss) on
  investments...................      9,852,978                         (2,425)     1,731,006     2,540,903      1,445,495
Net unrealized appreciation
  (depreciation) of investments
  during the year...............     13,537,975                       (300,470)       471,597     1,516,075      1,157,029
                                   ------------    ------------    -----------    -----------   -----------    -----------
Net increase in net assets from
  operations....................     26,765,249         883,372        238,095      3,041,287     4,112,403      2,700,366
                                   ------------    ------------    -----------    -----------   -----------    -----------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums.....     30,021,490      38,804,263      2,684,818      5,312,990     7,299,202      8,944,269
Cost of insurance and
  administrative charges........    (10,923,039)     (3,577,047)      (907,984)    (2,141,363)   (2,409,140)    (2,851,005)
Surrenders and forfeitures......     (8,868,122)       (807,207)      (593,919)    (1,485,140)   (1,084,540)      (949,465)
Transfers between investment
  portfolios....................     (6,972,133)    (27,374,079)      (359,010)      (488,185)     (814,283)       567,594
Net withdrawals due to policy
  loans.........................     (2,932,321)       (111,880)      (106,211)      (604,659)     (468,999)      (321,175)
Withdrawals due to death
  benefits......................       (361,511)         (9,285)       (12,934)       (95,250)      (24,597)       (66,791)
                                   ------------    ------------    -----------    -----------   -----------    -----------
Net increase (decrease) in net
  assets derived from policy
  transactions..................        (35,636)      6,924,765        704,760        498,393     2,497,643      5,323,427
                                   ------------    ------------    -----------    -----------   -----------    -----------
Return of capital to Provident
  Mutual Life Insurance
  Company.......................       (200,000)       (200,000)      (200,000)
                                   ------------    ------------    -----------    -----------   -----------    -----------
Total increase in net assets....     26,529,613       7,608,137        742,855      3,539,680     6,610,046      8,023,793
NET ASSETS
  Beginning of year.............    142,260,937      17,012,579     10,427,454     26,976,006    19,287,880     23,966,392
                                   ------------    ------------    -----------    -----------   -----------    -----------
  End of year...................  $ 168,790,550   $  24,620,716   $ 11,170,309   $ 30,515,686   $25,897,926    $31,990,185
                                   ============    ============    ===========    ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                                                           ZERO COUPON BOND
                                                                                           SEPARATE ACCOUNT

-----------------------------------------------------------------------------------------------------------------
                                                                                                          2006
                                                                                      1996 SERIES        SERIES
                                                                                      SUBACCOUNT**     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.................................................................  $    (6,959)     $ (45,568)
Net realized gain on investments....................................................      230,886        132,042
Net unrealized depreciation of investments during the year..........................     (195,315)      (166,103)
                                                                                       ----------      ----------
Net increase (decrease) in net assets from operations...............................       28,612        (79,629)
                                                                                       ----------      ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.........................................................      134,184      1,694,055
Cost of insurance and administrative charges........................................      (53,122)      (662,460)
Surrenders and forfeitures..........................................................      (64,059)      (111,668)
Transfers between investment portfolios.............................................   (1,958,937)       932,017
Net withdrawals due to policy loans.................................................       (2,908)       (90,247)
Withdrawals due to death benefits...................................................                      (9,233)
                                                                                       ----------      ----------
Net increase (decrease) in net assets derived from policy transactions..............   (1,944,842)     1,752,464
                                                                                       ----------      ----------
Return of capital to Provident Mutual Life Insurance Company........................     (110,372)       (50,000)
                                                                                       ----------      ----------
Total increase (decrease) in net assets.............................................   (2,026,602)     1,622,835
NET ASSETS
  Beginning of year.................................................................    2,026,602      4,789,762
                                                                                       ----------      ----------
  End of year.......................................................................      --           $6,412,597
                                                                                       ==========      ==========

** For the period January 1, 1996 to May 15, 1996 (date of maturity).

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                               VARIABLE SEPARATE ACCOUNT

------------------------------------------------------------------------------------------------------------------
                                                                  FIDELITY                   FIDELITY
                                     FIDELITY       FIDELITY        HIGH       FIDELITY        ASSET       FIDELITY
                                   EQUITY-INCOME     GROWTH        INCOME      OVERSEAS       MANAGER      INDEX 500
                                    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....   $  (269,872)   $ (302,178)   $ 248,670    $   21,833    $  793,090    $    7,976
Net realized gain on
  investments....................     1,870,111     3,823,966      192,860       187,975       858,187       404,196
Net unrealized appreciation of
  investments during the year....     4,422,987     4,278,695      264,260     1,243,579     2,110,829     3,054,102
                                    -----------    -----------   ----------   ----------    -----------   ----------
Net increase in net assets from
  operations.....................     6,023,226     7,800,483      705,790     1,453,387     3,762,106     3,466,274
                                    -----------    -----------   ----------   ----------    -----------   ----------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums......    20,410,261    27,775,181    3,074,003     5,377,187     8,617,164    11,388,269
Cost of insurance and
  administrative charges.........    (5,694,885)   (7,871,429)    (690,043)   (1,404,523)   (3,144,049)   (2,553,289)
Surrenders and forfeitures.......    (1,264,322)   (1,872,916)     (55,762)     (332,401)   (1,388,200)     (317,366)
Transfers between investment
  portfolios.....................     6,265,641     5,416,680    2,218,407     2,222,639    (2,961,158)    7,671,836
Net withdrawals due to policy
  loans..........................      (479,134)     (618,794)     (72,022)      (55,225)     (258,013)     (159,156)
Withdrawals due to death
  benefits.......................       (53,476)      (60,875)        (260)       (5,086)      (28,551)       (5,498)
                                    -----------    -----------   ----------   ----------    -----------   ----------
Net increase in net assets
  derived from policy
  transactions...................    19,184,085    22,767,847    4,474,323     5,802,591       837,193    16,024,796
                                    -----------    -----------   ----------   ----------    -----------   ----------
Capital contribution from
  Provident Mutual Life Insurance
  Company........................                                                                             10,000
                                    -----------    -----------   ----------   ----------    -----------   ----------
Total increase in net assets.....    25,207,311    30,568,330    5,180,113     7,255,978     4,599,299    19,501,070
NET ASSETS
  Beginning of year..............    33,730,487    46,336,729    3,300,338     8,551,710    27,114,550     8,932,987
                                    -----------    -----------   ----------   ----------    -----------   ----------
  End of year....................   $58,937,798    $76,905,059   $8,480,451   $15,807,688   $31,713,849   $28,434,057
                                    ===========    ===========   ==========   ==========    ===========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                                     VARIABLE SEPARATE ACCOUNT

------------------------------------------------------------------------------------------------------------------
                                                                                                       NEUBERGER
                                                  FIDELITY                 NEUBERGER     NEUBERGER     & BERMAN
                                                 INVESTMENT    FIDELITY     & BERMAN     & BERMAN       LIMITED
                                                 GRADE BOND   CONTRAFUND    BALANCED      GROWTH     MATURITY BOND
                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...................  $  81,754    $  (9,544)   $  52,328    $  (94,132)   $   100,104
Net realized gain (loss) on investments........     34,895        3,778      459,414     1,142,403         (8,673)
Net unrealized appreciation (depreciation) of
  investments during the year..................    (18,365)     477,324     (266,601)      102,696        (25,538)
                                                 -----------  -----------  ----------   ----------    -----------
Net increase in net assets from operations.....     98,284      471,558      245,141     1,150,967         65,893
                                                 -----------  -----------  ----------   ----------    -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums....................  2,130,821    1,896,133    1,626,992     6,888,258        785,194
Cost of insurance and administrative charges...   (507,709)    (242,291)    (624,216)   (2,046,331)      (171,297)
Surrenders and forfeitures.....................   (104,535)     (16,144)    (154,980)     (371,468)       (24,959)
Transfers between investment portfolios........  1,064,874    4,057,384      346,579     1,059,064        758,312
Net withdrawals due to policy loans............    (28,781)      (8,278)     (35,100)     (226,752)        (3,617)
Withdrawals due to death benefits..............     (2,694)                      (14)       (6,854)
                                                 -----------  -----------  ----------   ----------    -----------
Net increase in net assets derived from policy
  transactions.................................  2,551,976    5,686,804    1,159,261     5,295,917      1,343,633
                                                 -----------  -----------  ----------   ----------    -----------
Capital contribution from Provident Mutual Life
  Insurance Company............................                  25,000
                                                 -----------  -----------  ----------   ----------    -----------
Total increase in net assets...................  2,650,260    6,183,362    1,404,402     6,446,884      1,409,526
NET ASSETS
  Beginning of year............................  2,346,721           --    3,223,304    10,605,905      1,108,362
                                                 -----------  -----------  ----------   ----------    -----------
  End of year..................................  $4,996,981   $6,183,362   $4,627,706   $17,052,789   $ 2,517,888
                                                 ===========  ===========  ==========   ==========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                                   VARIABLE SEPARATE ACCOUNT

------------------------------------------------------------------------------------------------------------------
                                                            VAN ECK     VAN ECK GOLD    VAN ECK
                                                           WORLDWIDE    AND NATURAL     EMERGING
                                             TCI GROWTH       BOND       RESOURCES      MARKETS
                                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   ALGER AMERICAN
                                                                                                        SMALL
                                                                                                    CAPITALIZATION
                                                                                                      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...............  $  (49,667)   $  50,532     $    1,932    $  (3,826)     $  (17,270)
Net realized gain (loss) on investments....     856,050       20,012         52,636          470         (59,161)
Net unrealized appreciation (depreciation)
  of investments during the year...........  (1,217,840)         410        121,836       90,708         173,011
                                             ------------  -----------   ----------    -----------   -----------
Net increase (decrease) in net assets from
  operations...............................    (411,457)      70,954        176,404       87,352          96,580
                                             ------------  -----------   ----------    -----------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums................   4,409,737    1,208,131        620,876      591,991       2,284,400
Cost of insurance and administrative
  charges..................................  (1,147,704)    (293,018)      (188,073)     (84,624)       (343,153)
Surrenders and forfeitures.................    (213,245)     (71,799)       (66,529)      (9,852)        (29,701)
Transfers between investment portfolios....     472,972      425,637        330,253    1,616,051       5,942,776
Net withdrawals due to policy loans........     (49,208)      (3,329)       (17,924)      (9,537)        (11,830)
Withdrawals due to death benefits..........        (412)      (1,767)          (235)
                                             ------------  -----------   ----------    -----------   -----------
Net increase in net assets derived from
  policy transactions......................   3,472,140    1,263,855        678,368    2,104,029       7,842,492
                                             ------------  -----------   ----------    -----------   -----------
Capital contribution from Provident Mutual
  Life Insurance Company...................                                               25,000          25,000
                                             ------------  -----------   ----------    -----------   -----------
Total increase in net assets...............   3,060,683    1,334,809        854,772    2,216,381       7,964,072
NET ASSETS
  Beginning of year........................   5,031,776    1,812,368        901,280           --              --
                                             ------------  -----------   ----------    -----------   -----------
  End of year..............................  $8,092,459    $3,147,177    $1,756,052    $2,216,381     $7,964,072
                                             ============  ===========   ==========    ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited)

--------------------------------------------------------------------------------

1. ORGANIZATION

     The Growth, Money Market, Bond, Managed, Aggressive Growth, International, Zero Coupon Bond and Variable Separate Accounts (Separate Accounts) were established by Provident Mutual Life Insurance Company (Provident Mutual) under the provisions of the Pennsylvania Insurance Law. Each Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Aggressive Growth, International, and Variable Separate Accounts are not available with single premium and scheduled premium policies. The Zero Coupon Bond Separate Account is not available with scheduled premium policies.

     The Policies are distributed principally through career agents and brokers.

     Provident Mutual has structured the Separate Accounts as unit investment trusts registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

     The Growth, Money Market, Bond, Managed, Aggressive Growth and International Separate Accounts invest in the corresponding portfolios of the Market Street Fund, Inc.

     The Zero Coupon Bond Separate Account is comprised of the 2006 Series Subaccount. Funds are transferred to Merrill Lynch, Pierce, Fenner & Smith (MLPFS), who serves as sponsor of The Stripped ("Zero") U.S. Treasury Securities Fund, Provident Mutual Series A (Zero Coupon Trust). The 2006 Series Subaccount invests in the 2006 Series Portfolio of the Zero Coupon Trust. On May 15, 1996, a second Subaccount was terminated due to the maturity of the underlying series of the Zero Coupon Trust.

     The Variable Separate Account is comprised of sixteen Subaccounts: the Fidelity Equity-Income, Fidelity Growth, Fidelity High Income and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Index 500, Fidelity Investment Grade Bond and Fidelity Contrafund Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; the Neuberger & Berman Balanced, Neuberger & Berman Growth and Neuberger & Berman Limited Maturity Bond Subaccounts invest in the corresponding portfolios of the Neuberger & Berman Advisers Management Trust; the American Century VP Capital Appreciation (formerly TCI Growth) Subaccount invests in the corresponding portfolio of the American Century Variable Portfolios, Inc. (formerly TCI Portfolios, Inc.); the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets (formerly Van Eck Gold and Natural Resources) and Van Eck Worldwide Emerging Markets (formerly Van Eck Emerging Markets) Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; and the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund.

     Net premiums from in-force Policies are allocated to the Separate Accounts in accordance with policyholder instructions and are recorded as variable life policy transactions in the statements of changes in net assets. Such amounts are used to provide money to pay benefits under the Policies (Note 4). Each Separate Account's assets are the property of Provident Mutual.

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

1. ORGANIZATION, CONTINUED
     Transfers between investment portfolios include transfers between the Separate Accounts and the Guaranteed Account (not shown), which is part of Provident Mutual's General Account.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Separate Accounts included in the financial statements.

 Investment Valuation:

     Investment shares are valued at the net asset values of the respective Portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

 Realized Gains and Losses:

     Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

 Federal Income Taxes:

     The operations of the Separate Accounts are included in the Federal income tax return of Provident Mutual. Under the provisions of the Policies, Provident Mutual has the right to charge the Separate Accounts for Federal income tax attributable to the Separate Accounts. No charge is currently being made against the Separate Accounts for such tax.

 Estimates:

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS

     At June 30, 1997, the investments of the respective Separate
Accounts/Subaccounts are as follows:
--------------------------------------------------------------------------------

                                                       SHARES          COST        MARKET VALUE
------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Portfolio.................................   10,621,566    $154,262,914    $190,232,256
  Money Market Portfolio...........................   24,999,870     $24,999,870     $24,999,870
  Bond Portfolio...................................    1,126,922     $11,856,716     $11,934,110
  Managed Portfolio................................    2,090,626     $27,122,952     $33,345,479
  Aggressive Growth Portfolio......................    1,490,026     $23,592,995     $30,441,240
  International Portfolio..........................    2,721,793     $33,100,312     $38,458,935
The Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A:
  2006 Series......................................   11,889,434      $6,116,346      $6,870,309
Variable Insurance Products Fund:
  Equity-Income Portfolio..........................    3,523,221     $64,161,904     $77,722,246
  Growth Portfolio.................................    2,750,445     $73,633,504     $94,065,235
  High Income Portfolio............................      890,540     $10,616,533     $11,069,410
  Overseas Portfolio...............................    1,105,598     $18,897,266     $22,156,183
Variable Insurance Products Fund II:
  Asset Manager Portfolio..........................    2,208,011     $32,511,013     $36,652,988
  Index 500 Portfolio..............................      494,204     $40,992,892     $51,209,386
  Investment Grade Bond Portfolio..................      503,946      $5,965,626      $5,966,720
  Contrafund Portfolio.............................      880,939     $14,253,817     $15,795,239
Neuberger & Berman Advisers Management Trust:
  Balanced Portfolio...............................      306,833      $4,863,027      $5,087,294
  Growth Portfolio.................................      752,828     $18,463,737     $20,883,453
  Limited Maturity Bond Portfolio..................      234,530      $3,239,860      $3,194,297
American Century Variable Portfolios, Inc.:
  American Century VP Capital Appreciation
     Portfolio.....................................      816,058      $8,957,205      $7,883,122
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Portfolio.................      345,684      $3,741,071      $3,678,076
  Van Eck Worldwide Hard Assets Portfolio..........      131,152      $2,028,298      $2,090,566
  Van Eck Worldwide Emerging Markets Portfolio.....      410,754      $5,381,315      $6,280,428
Alger American Fund:
  Alger American Small Capitalization Portfolio....      325,566     $12,832,169     $12,869,608

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
     During the six months ended June 30, 1997 and the year ended December 31, 1996, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                      MARKET STREET FUND, INC.
      ------------------------------------------------------------------------------------------------------------------
                                            GROWTH PORTFOLIO            MONEY MARKET PORTFOLIO            BOND PORTFOLIO
      ------------------------------------------------------------------------------------------------------------------
                                           1997           1996           1997            1996           1997          1996
      ------------------------------------------------------------------------------------------------------------------
Shares purchased.....................       423,107        831,901      10,917,299      19,129,435        89,314       168,569
Shares received from reinvestment of:
  Dividends..........................       121,775        265,374         523,671       1,024,419        34,462        57,612
  Capital gain distributions.........     1,229,894        436,699
                                        -----------    -----------     -----------     -----------    ----------    ----------
Total shares acquired................     1,774,776      1,533,974      11,440,970      20,153,854       123,776       226,181
Total shares redeemed................      (484,192)      (904,010)    (10,325,797)    (12,978,261)      (45,084)     (127,216)
                                        -----------    -----------     -----------     -----------    ----------    ----------
Net increase in shares owned.........     1,290,584        629,964       1,115,173       7,175,593        78,692        98,965
Shares owned, beginning of period....     9,330,982      8,701,018      23,884,697      16,709,104     1,048,230       949,265
                                        -----------    -----------     -----------     -----------    ----------    ----------
Shares owned, end of period..........    10,621,566      9,330,982      24,999,870      23,884,697     1,126,922     1,048,230
                                        ===========    ===========     ===========     ===========    ==========    ==========
Cost of shares acquired..............  $ 28,584,941   $ 24,791,248   $  11,440,970   $  20,153,854   $ 1,293,730   $ 2,391,808
                                        ===========    ===========     ===========     ===========    ==========    ==========
Cost of shares redeemed..............  $  6,430,134   $ 11,787,104   $  10,325,797   $  12,978,261   $   478,480   $ 1,348,647
                                        ===========    ===========     ===========     ===========    ==========    ==========

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                          MARKET STREET FUND, INC.
      ------------------------------------------------------------------------------------------------------------------
                                                                              AGGRESSIVE GROWTH
                                                  MANAGED PORTFOLIO               PORTFOLIO            INTERNATIONAL PORTFOLIO
      ------------------------------------------------------------------------------------------------------------------
                                                 1997          1996          1997          1996          1997          1996
      ------------------------------------------------------------------------------------------------------------------
Shares purchased............................       88,403       221,107       123,185       263,500       293,073       520,713
Shares received from reinvestment of:
  Dividends.................................       37,186        73,728        13,532        13,575        21,751        23,400
  Capital gain distributions................       16,767        81,745         2,684       136,800       170,284        94,861
                                               ----------    ----------    ----------    ----------    ----------    ----------
Total shares acquired.......................      142,356       376,580       139,401       413,875       485,108       638,974
Total shares redeemed.......................     (131,595)     (198,824)      (47,751)     (125,277)     (148,862)     (117,063)
                                               ----------    ----------    ----------    ----------    ----------    ----------
Net increase in shares owned................       10,761       177,756        91,650       288,598       336,246       521,911
Shares owned, beginning of period...........    2,079,865     1,902,109     1,398,376     1,109,778     2,385,547     1,863,636
                                               ----------    ----------    ----------    ----------    ----------    ----------
Shares owned, end of period.................    2,090,626     2,079,865     1,490,026     1,398,376     2,721,793     2,385,547
                                               ==========    ==========    ==========    ==========    ==========    ==========
Cost of shares acquired.....................  $ 2,113,333   $ 5,201,624   $ 2,607,445   $ 6,735,426   $ 6,085,428   $ 8,077,706
                                               ==========    ==========    ==========    ==========    ==========    ==========
Cost of shares redeemed.....................  $ 1,488,442   $ 2,131,719   $   684,615   $ 1,641,455   $ 1,680,113   $ 1,210,942
                                               ==========    ==========    ==========    ==========    ==========    ==========

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                    THE STRIPPED ("ZERO") U.S. TREASURY        VARIABLE INSURANCE
                                                  SECURITIES FUND PROVIDENT MUTUAL SERIES         PRODUCTS FUND
                                                                     A
 ------------------------------------------------------------------------------------------------------------------
                                                  1996 SERIES          2006 SERIES           EQUITY-INCOME PORTFOLIO
 ------------------------------------------------------------------------------------------------------------------
                                                     1996          1997          1996          1997          1996
 ------------------------------------------------------------------------------------------------------------------
Shares purchased................................      118,128     2,234,585     4,208,650       448,846     1,036,625
Shares received from reinvestment of:
  Dividends.....................................                                                 52,772         2,918
  Capital gain distributions....................                                                265,326        83,648
                                                  -----------   -----------   -----------   -----------   -----------
Total shares acquired...........................      118,128     2,234,585     4,208,650       766,944     1,123,191
Total shares redeemed...........................   (2,181,298)   (1,692,123)   (1,223,768)      (46,290)      (71,820)
                                                  -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in shares owned.........   (2,063,170)      542,462     2,984,882       720,654     1,051,371
Shares owned, beginning of period...............    2,063,170    11,346,972     8,362,090     2,802,567     1,751,196
                                                  -----------   -----------   -----------   -----------   -----------
Shares owned, end of period.....................                 11,889,434    11,346,972     3,523,221     2,802,567
                                                  ===========   ===========   ===========   ===========   ===========
Cost of shares acquired.........................  $   117,132   $ 1,254,379   $ 2,317,522   $15,586,058   $21,875,240
                                                  ===========   ===========   ===========   ===========   ===========
Cost of shares redeemed.........................  $ 1,949,315   $   807,092   $   528,531   $   707,938   $ 1,105,790
                                                  ===========   ===========   ===========   ===========   ===========

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                 VARIABLE INSURANCE PRODUCTS FUND
   ------------------------------------------------------------------------------------------------------------------
                                               GROWTH PORTFOLIO              HIGH INCOME           OVERSEAS PORTFOLIO
                                                                              PORTFOLIO
   ------------------------------------------------------------------------------------------------------------------
                                              1997          1996          1997         1996         1997         1996
   ------------------------------------------------------------------------------------------------------------------
Shares purchased.........................      276,990       826,059      239,741      479,606      207,057      372,206
Shares received from reinvestment of:
  Dividends..............................                      4,794       53,162       25,643       16,746        6,165
  Capital gain distributions.............       91,499       121,056        6,571        5,016       66,475        6,782
                                           -----------   -----------   ----------   ----------   ----------   ----------
Total shares acquired....................      368,489       951,909      299,474      510,265      290,278      385,153
Total shares redeemed....................      (87,699)      (69,623)     (86,286)    (108,022)     (23,729)     (47,671)
                                           -----------   -----------   ----------   ----------   ----------   ----------
Net increase in shares owned.............      280,790       882,286      213,188      402,243      266,549      337,482
Shares owned, beginning of period........    2,469,655     1,587,369      677,352      275,109      839,049      501,567
                                           -----------   -----------   ----------   ----------   ----------   ----------
Shares owned, end of period..............    2,750,445     2,469,655      890,540      677,352    1,105,598      839,049
                                           ===========   ===========   ==========   ==========   ==========   ==========
Cost of shares acquired..................  $11,695,751   $27,880,379   $3,595,054   $6,055,847   $5,223,911   $6,786,632
                                           ===========   ===========   ==========   ==========   ==========   ==========
Cost of shares redeemed..................  $ 1,993,277   $ 1,605,197   $  987,116   $1,154,715   $  388,416   $  774,233
                                           ===========   ===========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                            VARIABLE INSURANCE PRODUCTS FUND II
       ------------------------------------------------------------------------------------------------------------------
                          ASSET MANAGER PORTFOLIO      INDEX 500 PORTFOLIO         INVESTMENT GRADE        CONTRAFUND PORTFOLIO
                                                                                    BOND PORTFOLIO
       ------------------------------------------------------------------------------------------------------------------
                             1997         1996         1997          1996          1997         1996         1997         1996
       ------------------------------------------------------------------------------------------------------------------
Shares purchased.........    154,696      313,935       175,471       200,784      169,490      260,720      527,653      378,323
Shares received from
 reinvestment of:
 Dividends...............     72,745       65,522         3,902         1,531       26,504       10,256        3,925
 Capital gain
   distributions.........    182,481       54,028         7,916         3,938                                 10,374
                          ----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
Total shares acquired....    409,922      433,485       187,289       206,253      195,994      270,976      541,952      378,323
Total shares redeemed....    (75,145)    (277,449)      (12,103)       (5,225)    (100,298)     (50,765)     (34,404)      (4,932)
                          ----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
Net increase in shares
 owned...................    334,777      156,036       175,186       201,028       95,696      220,211      507,548      373,391
Shares owned, beginning
 of period...............  1,873,234    1,717,198       319,018       117,990      408,250      188,039      373,391
                          ----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
Shares owned, end of
 period..................  2,208,011    1,873,234       494,204       319,018      503,946      408,250      880,939      373,391
                          ==========   ==========   ===========   ===========   ==========   ==========   ==========   ==========
Cost of shares
 acquired................ $6,422,983   $6,753,590   $17,668,473   $16,732,487   $2,280,594   $3,229,467   $9,055,824   $5,779,392
                          ==========   ==========   ===========   ===========   ==========   ==========   ==========   ==========
Cost of shares
 redeemed................ $1,089,935   $4,265,120   $   677,961   $   285,519   $1,156,683   $  560,842   $  508,045   $   73,354
                          ==========   ==========   ===========   ===========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                    NEUBERGER & BERMAN ADVISERS                             AMERICAN CENTURY
                                                         MANAGEMENT TRUST                                 VARIABLE PORTFOLIOS,
                                                                                                                  INC.
       ------------------------------------------------------------------------------------------------------------------
                               BALANCED PORTFOLIO         GROWTH PORTFOLIO         LIMITED MATURITY        AMERICAN CENTURY VP
                                                                                    BOND PORTFOLIO        CAPITAL APPRECIATION
                                                                                                                PORTFOLIO
       ------------------------------------------------------------------------------------------------------------------
                                1997         1996         1997         1996        1997        1996         1997         1996
       ------------------------------------------------------------------------------------------------------------------
Shares purchased...........      50,888      108,736       80,918      263,886     59,604      116,412      138,115      384,291
Shares received from
  reinvestment of:
  Dividends................       4,936        5,238                       180     11,526        8,274
  Capital gain
    distributions..........      12,668       29,133       60,028       42,178                               19,340       68,178
                             ----------   ----------   ----------   ----------   --------   ----------   ----------   ----------
Total shares acquired......      68,492      143,107      140,946      306,244     71,130      124,686      157,455      452,469
Total shares redeemed......     (52,344)     (36,401)     (49,591)     (55,459)   (15,809)     (20,824)    (131,676)     (80,668)
                             ----------   ----------   ----------   ----------   --------   ----------   ----------   ----------
Net increase in shares
  owned....................      16,148      106,706       91,355      250,785     55,321      103,862       25,779      371,801
Shares owned, beginning of
  period...................     290,685      183,979      661,473      410,688    179,209       75,347      790,279      418,478
                             ----------   ----------   ----------   ----------   --------   ----------   ----------   ----------
Shares owned, end of
  period...................     306,833      290,685      752,828      661,473    234,530      179,209      816,058      790,279
                             ==========   ==========   ==========   ==========   =========  ==========   ==========   ==========
Cost of shares acquired....  $1,086,367   $2,241,958   $3,671,029   $7,625,308   $960,433   $1,724,884   $1,502,765   $4,986,969
                             ==========   ==========   ==========   ==========   =========  ==========   ==========   ==========
Cost of shares redeemed....  $  779,845   $  570,955   $1,016,814   $1,295,598   $219,304   $  289,820   $1,271,745   $  723,514
                             ==========   ==========   ==========   ==========   =========  ==========   ==========   ==========

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                  VAN ECK WORLDWIDE INSURANCE TRUST                       ALGER AMERICAN FUND
      ------------------------------------------------------------------------------------------------------------------
                                  VAN ECK WORLDWIDE      VAN ECK WORLDWIDE       VAN ECK WORLDWIDE          ALGER AMERICAN
                                   BOND PORTFOLIO           HARD ASSETS          EMERGING MARKETS        SMALL CAPITALIZATION
                                                             PORTFOLIO               PORTFOLIO                 PORTFOLIO
      ------------------------------------------------------------------------------------------------------------------
                                  1997        1996        1997       1996        1997         1996         1997         1996
      ------------------------------------------------------------------------------------------------------------------
Shares purchased..............    63,681      140,460     35,726     54,502      236,165      177,883      126,227      207,020
Shares received from
  reinvestment of:
  Dividends...................     9,965        6,267      2,862        749          702           19       12,008            2
  Capital gain
    distributions.............                             2,113        735
                                --------   ----------   --------   --------   ----------   ----------   ----------   ----------
Total shares acquired.........    73,646      146,727     40,701     55,986      236,867      177,902      138,235      207,022
Total shares redeemed.........   (11,491)     (25,888)   (14,576)   (13,461)      (3,565)        (450)      (7,342)     (12,349)
                                --------   ----------   --------   --------   ----------   ----------   ----------   ----------
Net increase in shares
  owned.......................    62,155      120,839     26,125     42,525      233,302      177,452      130,893      194,673
Shares owned, beginning of
  period......................   283,529      162,690    105,027     62,502      177,452                   194,673
                                --------   ----------   --------   --------   ----------   ----------   ----------   ----------
Shares owned, end of period...   345,684      283,529    131,152    105,027      410,754      177,452      325,566      194,673
                                =========  ==========   =========  =========  ==========   ==========   ==========   ==========
Cost of shares acquired.......  $781,754   $1,593,168   $642,239   $909,495   $3,295,277   $2,130,602   $5,347,446   $8,338,053
                                =========  ==========   =========  =========  ==========   ==========   ==========   ==========
Cost of shares redeemed.......  $117,328   $  258,769   $182,715   $176,559   $   39,635   $    4,929   $  306,338   $  546,992
                                =========  ==========   =========  =========  ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS

     Provident Mutual makes certain deductions from premiums before amounts are allocated to each Separate Account selected by the policyholder. The deductions may include (1) administrative charges, (2) state premium taxes, (3) premium processing charges, (4) premiums for supplementary benefits, (5) premiums for extra mortality risks, (6) sales charges, (7) premiums for optional benefits, and (8) a risk charge for the guaranteed minimum death benefit. Premiums adjusted for these deductions are recorded as net premiums in the statement of changes in net assets. See original policy documents for specific charges assessed.

     In addition to the aforementioned charges, each Separate Account is charged for mortality and expense risks assumed by Provident Mutual. The annual rates charged to cover these risks are:

     For scheduled premium and single premium policies -- currently 0.35% of the net assets held for the benefit of policyholders.

     For modified premium policies -- currently 0.60% of the net assets held for the benefit of policyholders.

     For flexible premium adjustable policies ("OptionsPlus") -- currently 0.75% of the net assets held for the benefit of policyholders, guaranteed not to exceed 0.90%.

     For flexible premium adjustable survivorship policies ("Survivor OptionsPlus") -- currently 0.60% of the net assets held for the benefit of policyholders, guaranteed not to exceed 0.90%.

     For flexible premium adjustable policies (other than "OptionsPlus") -- currently 0.75% of the net assets held for the benefit of policyholders.

     Each Separate Account is also charged by Provident Mutual for the cost of insurance protection. For single premium policies, the charge is accrued daily and deducted from the amount provided for investment annually. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured's attained age. Depending upon the type of policy, additional monthly deductions may be made for (1) administrative charges, (2) minimum death benefit charges, (3) first year policy charges and (4) supplementary charges. See original policy documents for additional monthly charges. These charges are included in the statements of changes in net assets.

     The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus certain deductions made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

     If a single premium or modified premium policy is surrendered within the first nine policy years, a contingent deferred sales load charge and/or contingent deferred administrative charge are assessed. These same charges are assessed if a flexible premium adjustable policy is surrendered within the first

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- concluded

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS, CONTINUED ten policy years. These charges are assessed if a flexible premium adjustable survivorship policy is surrendered before the fifteenth policy year (twelfth policy year for New York policies). These charges are recorded as administrative charges in the statements of changes in net assets.

     For scheduled premium and single premium policies, Provident Mutual has agreed to make a daily adjustment to the net rate of return of the Growth, Money Market and Bond Separate Accounts to offset completely all Market Street Fund, Inc. expenses charged to the portfolios in which the Separate Accounts invest, except for (1) all brokers' commissions, (2) transfer taxes, investment advisory fees and other fees and expenses for services relating to purchases and sales of portfolio investments, and (3) income tax liabilities. The total amounts reimbursed for the Growth, Money Market and Bond Separate Accounts for the six months ended June 30, 1997 were $2,542, $37, and $451, respectively. These amounts are shown as an operating expense reimbursement reducing total expenses in the statements of operations.

     Provident Mutual makes a daily asset charge against the assets of the Zero Coupon Bond Separate Account. The charge is to reimburse Provident Mutual for the transaction charge paid directly by Provident Mutual to MLPFS on the sale of the Zero Coupon Trust units to the Zero Coupon Bond Separate Account. Provident Mutual pays these amounts from General Account assets. The amount of the asset charge currently is equivalent to an effective annual rate of .25% of the average daily net assets of each Subaccount. This amount may be increased in the future, but in no event will it exceed an effective annual rate of .50%. The charge will be cost based (taking into account the loss of interest) with no anticipated element of profit for Provident Mutual.

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Supplementary Information (unaudited)

--------------------------------------------------------------------------------

   The table below shows the net rates of return for the Separate
Accounts/Subaccounts. The net rate of return is applicable to net assets for a variable life policy whose policy year commences with the beginning date of the year shown and is not based on the average net assets in the Separate Accounts/Subaccounts during the year.

   The performance for each Separate Account/Subaccount is shown as the net rate of return which reflects the Separate Accounts'/Subaccounts' investment income and capital gains and losses, realized or unrealized, less charges against the Separate Accounts'/Subaccounts' assets for the year shown.

--------------------------------------------------------------------------------

                                                       MONEY                                AGGRESSIVE
                                          GROWTH       MARKET        BOND       MANAGED       GROWTH       INTERNATIONAL
                                         SEPARATE     SEPARATE     SEPARATE     SEPARATE     SEPARATE        SEPARATE
                                         ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT          ACCOUNT
   ------------------------------------------------------------------------------------------------------------------
SINGLE PREMIUM POLICY:
For the six months ended:
 June 30, 1997..........................   13.13%        2.40%        2.35%      11.28%         --              --
For the year ended:
 December 31, 1996......................   19.21%        4.85%        2.71%      11.56%         --              --
 December 31, 1995......................   30.21%        5.35%       20.18%      23.91%         --              --
 December 31, 1994......................    2.36%        3.70%       (5.63)%     (2.16)%        --              --
 December 31, 1993......................   10.27%        2.64%       10.38%      11.23%         --              --
 December 31, 1992......................    4.81%        3.23%        6.00%      11.57%         --              --
MODIFIED PREMIUM POLICY:
For the six months ended:
 June 30, 1997..........................   12.95%        2.27%        2.16%      11.14%        11.26%          13.51%
For the year ended:
 December 31, 1996......................   18.90%        4.60%        2.30%      11.30%        20.20%          10.20%
 December 31, 1995......................   29.61%        4.98%       19.62%      23.60%        12.80%          13.63%
 December 31, 1994......................    1.79%        3.18%       (6.18)%     (2.40)%       (0.60)%         (0.34)%
 December 31, 1993......................    9.55%        1.98%        9.66%      10.95%         4.57%          35.30%
 December 31, 1992......................    4.12%        2.56%        5.32%      11.29%         1.96%          (8.04)%
SCHEDULED PREMIUM POLICY:
For the six months ended:
 June 30, 1997..........................   13.13%        2.40%        2.35%      11.28%         --              --
For the year ended:
 December 31, 1996......................   19.21%        4.85%        2.71%      11.56%         --              --
 December 31, 1995......................   30.21%        5.35%       20.18%      23.91%         --              --
 December 31, 1994......................    2.36%        3.70%       (5.63)%     (2.16)%        --              --
 December 31, 1993......................   10.27%        2.64%       10.38%      11.23%         --              --
 December 31, 1992......................    4.81%        3.23%        6.00%      11.57%         --              --
FLEXIBLE PREMIUM ADJUSTABLE ("OPTIONSPLUS")
 POLICY:
For the six months ended:
 June 30, 1997..........................   12.86%        2.19%        2.08%      11.06%        11.18%          13.43%
For the year ended:
 December 31, 1996......................   18.70%        4.40%        2.20%      11.10%        20.00%          10.10%
 December 31, 1995......................   29.42%        4.82%       19.44%      23.42%        12.63%          13.46%
 December 31, 1994......................    1.64%        3.02%       (6.32)%     (2.55)%       (0.75)%         (0.49)%
 December 31, 1993......................    9.39%        1.83%        9.50%      10.78%         4.42%          35.10%
 December 31, 1992......................    3.96%        2.40%        5.16%      11.12%         1.81%          (8.18)%
FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP POLICY:
For the six months ended:
 June 30, 1997..........................   12.95%        2.27%        2.16%      11.14%        11.26%          13.51%
For the year ended:
 December 31, 1996......................   18.90%        4.60%        2.30%      11.30%        20.20%          10.20%
 December 31, 1995......................   29.61%        4.98%       19.62%      23.60%        12.80%          13.63%
 December 31, 1994......................    1.79%        3.18%       (6.18)%     (2.40)%       (0.60)%         (0.34)%
 December 31, 1993......................    4.67%(23)    1.16%(24)    0.90%(10)   4.48%(25)    10.27%(26)      16.61%(26)
FLEXIBLE PREMIUM ADJUSTABLE (OTHER THAN "OPTIONSPLUS") POLICY:
For the six months ended:
 June 30, 1997..........................   12.86%        2.19%        2.08%      11.06%        11.18%          13.43%
For the year ended:
 December 31, 1996......................   18.70%        4.40%        2.20%      11.10%        20.00%          10.10%
 December 31, 1995......................   29.42%        4.82%       19.44%      23.42%        12.63%          13.46%
 December 31, 1994......................    1.64%        3.02%       (6.32)%     (2.55)%       (0.75)%         (0.49)%
 December 31, 1993......................    9.39%        1.83%        9.50%      10.78%         4.42%          35.10%
 December 31, 1992......................    3.96%        2.40%        5.16%      11.12%         1.81%          (8.18)%

                                                  ZERO COUPON BOND
                                                  SEPARATE ACCOUNT                   VARIABLE SEPARATE ACCOUNT

                                                                             FIDELITY                       FIDELITY
                                                                 2006         EQUITY-        FIDELITY         HIGH
                                          1996 SERIES           SERIES         INCOME         GROWTH         INCOME
                                          SUBACCOUNT          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
   ------------------------------------------------------------------------------------------------------------------
SINGLE PREMIUM POLICY:
For the six months ended:
 June 30, 1997..........................      --                  1.94%          --             --             --
For the year ended:
 December 31, 1996......................        1.58% (1)        (1.93)%         --             --             --
 December 31, 1995......................        7.78%            32.91%          --             --             --
 December 31, 1994......................       (0.21)%           (9.99)%         --             --             --
 December 31, 1993......................        7.83%            22.61%          --             --             --
 December 31, 1992......................        7.01%             9.90%          --             --             --
MODIFIED PREMIUM POLICY:
For the six months ended:
 June 30, 1997..........................      --                  1.81%         16.05%         13.49%          7.38%
For the year ended:
 December 31, 1996......................        1.49% (1)        (2.20)%        13.60%         14.00%         13.30%
 December 31, 1995......................        7.51%            32.58%         34.29%         34.56%         19.88%
 December 31, 1994......................       (0.46)%          (10.21)%         6.43%         (0.62)%        (0.66)%(3)
 December 31, 1993......................        7.56%            22.31%          3.15%(8)       3.86%(9)       --
 December 31, 1992......................        6.74%             9.63%          --             --             --
SCHEDULED PREMIUM POLICY:
For the six months ended:
 June 30, 1997..........................      --                  --             --             --             --
For the year ended:
 December 31, 1996......................      --                  --             --             --             --
 December 31, 1995......................      --                  --             --             --             --
 December 31, 1994......................      --                  --             --             --             --
 December 31, 1993......................      --                  --             --             --             --
 December 31, 1992......................      --                  --             --             --             --

FLEXIBLE PREMIUM ADJUSTABLE ("OPTIONSPLUS")
 POLICY:
For the six months ended:
 June 30, 1997..........................      --                  1.73%         15.96%         13.41%          7.30%
For the year ended:
 December 31, 1996......................        1.43% (1)        (2.30)%        13.40%         13.80%         13.20%
 December 31, 1995......................        7.35%            32.38%         34.09%         34.36%         19.71%
 December 31, 1994......................       (0.61)%          (10.35)%         6.27%         (0.76)%        (0.92)%(12)
 December 31, 1993......................        7.40%            22.12%          2.57%(16)      3.99%(8)       --
 December 31, 1992......................        6.58%             9.46%          --             --             --

FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP POLICY:
For the six months ended:
 June 30, 1997..........................      --                  1.81%         16.05%         13.49%          7.38%
For the year ended:
 December 31, 1996......................        1.49% (1)        (2.20)%        13.60%         14.00%         13.30%
 December 31, 1995......................        7.51%            32.58%         34.29%         34.56%         19.88%
 December 31, 1994......................       (0.46)%          (10.21)%         6.43%         (0.62)%        (0.40)%(18)
 December 31, 1993......................        0.20% (27)       (1.61)%(28)     2.81%(29)      2.90%(29)      --

FLEXIBLE PREMIUM ADJUSTABLE (OTHER THAN "OPTIONPLUS") POLICY:
For the six months ended:
 June 30, 1997..........................      --                  1.73%         15.96%         13.41%          7.30%
For the year ended:
 December 31, 1996......................        1.43% (1)        (2.30)%        13.40%         13.80%         13.20%
 December 31, 1995......................        7.35%            32.38%         34.09%         34.36%         19.71%
 December 31, 1994......................       (0.61)%          (10.35)%         6.27%         (0.76)%        (0.90)%(4)
 December 31, 1993......................        7.40%            22.12%          2.57%(16)      3.99%(8)       --
 December 31, 1992......................        6.58%             9.46%          --             --             --

   (1) For the period January 1, 1996 to May 15, 1996 (date of maturity). The net rate of return was calculated from the date policyholder funds were first allocated to the Separate Account/Subaccount referenced above as follows: (2) May 17, 1996, (3) May 10, 1994, (4) May 31, 1994, (5) May 3, 1994, (6) May 13,
1994, (7) June 16, 1994, (8) August 12, 1993, (9) August 10, 1993, (10) August
17, 1993, (11) August 13, 1993, (12) May 20, 1994, (13) May 19, 1994, (14) May
23, 1994, (15) May 9, 1994, (16) August 18, 1993, (17) August 23, 1993, (18)
August 24, 1994, (19) June 9, 1994, (20) June 29, 1994, (21) June 28, 1994, (22)
June 30, 1994, (23) June 29, 1993, (24) May 27, 1993, (25) June 14, 1993, (26)
July 8, 1993, (27) December 15, 1993, (28) August 30, 1993, (29) September 17,
1993, (30) September 25, 1993, (31) December 7, 1993, (32) October 21, 1993,
(33) June 21, 1994 and (34) July 7, 1994.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                VARIABLE SEPARATE ACCOUNT
    ------------------------------------------------------------------------------------------------------------------
                    FIDELITY                      FIDELITY                     NEUBERGER      NEUBERGER
     FIDELITY        ASSET         FIDELITY      INVESTMENT      FIDELITY       & BERMAN       & BERMAN
     OVERSEAS       MANAGER       INDEX 500      GRADE BOND     CONTRAFUND      BALANCED        GROWTH
    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       NEUBERGER
                                                                                                               & BERMAN
                                                                                                                LIMITED
                                                                                                             MATURITY BOND
                                                                                                              SUBACCOUNT
    ------------------------------------------------------------------------------------------------------------------
        --             --             --             --             --             --             --              --
        --             --             --             --             --             --             --              --
        --             --             --             --             --             --             --              --
        --             --             --             --             --             --             --              --
        --             --             --             --             --             --             --              --
        --             --             --             --             --             --             --              --
       16.09%         10.87%         19.85%          2.50%         11.30%         10.94%         16.83%           2.66%
       12.50%         13.90%         22.10%          2.60%         10.73%(2)       6.20%          8.50%           3.70%
        9.02%         16.26%         36.37%         16.62%          --            23.02%         30.94%          10.27%
       (2.50)%(3)     (6.65)%         0.44%         (0.17)%(4)      --            (3.94)%        (5.56)%          1.05%(5)
        --             8.34%(8)       3.65%(10)      --             --             4.24%(11)      6.01%(11)       --
        --             --             --             --             --             --             --              --
        --             --             --             --             --             --             --              --
        --             --             --             --             --             --             --              --
        --             --             --             --             --             --             --              --
        --             --             --             --             --             --             --              --
        --             --             --             --             --             --             --              --
        --             --             --             --             --             --             --              --
       16.00%         10.79%         19.76%          2.43%         11.21%         10.85%         16.74%           2.58%
       12.40%         13.70%         21.90%          2.40%         10.62%(2)       6.10%          8.30%           3.50%
        8.86%         16.08%         36.17%         16.45%          --            22.84%         30.75%          10.11%
       (4.25)%(13)    (6.79)%         0.29%         (0.36)%(14)     --            (4.08)%        (5.70)%          0.84%(14)
        --             8.20%(11)      3.11%(17)      --             --             3.50%(10)      4.72%(10)       --
        --             --             --             --             --             --             --              --
       16.09%         10.87%         19.85%          2.50%         11.30%         10.94%         16.83%           2.66%
       12.50%         13.90%         22.10%          2.60%         10.73%(2)       6.20%          8.50%           3.70%
        9.02%         16.26%         36.37%         16.62%          --            23.02%         30.94%          10.27%
       (2.63)%(19)    (6.65)%         0.44%         (0.21)%(20)     --            (3.94)%        (5.56)%          0.63%(21)
        --             6.69%(30)      0.05%(31)      --             --             0.20%(29)      2.14%(32)       --
       16.00%         10.79%         19.76%          2.43%         11.21%         10.85%         16.74%           2.58%
       12.40%         13.70%         21.90%          2.40%         10.62%(2)       6.10%          8.30%           3.50%
        8.86%         16.08%         36.17%         16.45%          --            22.84%         30.75%          10.11%
       (0.65)%(33)    (6.79)%         0.29%         (0.26)%(4)      --            (4.08)%        (5.70)%          0.50%(34)
        --             8.20%(11)      3.11%(17)      --             --             3.50%(10)      4.72%(10)       --
        --             --             --             --             --             --             --              --

        AMERICAN                       VAN ECK        VAN ECK           ALGER
       CENTURY VP       VAN ECK       WORLDWIDE      WORLDWIDE         AMERICAN
        CAPITAL        WORLDWIDE         HARD         EMERGING          SMALL
      APPRECIATION        BOND          ASSETS        MARKETS       CAPITALIZATION
       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
-------------------------------------------------------------------------------------

           --             --             --              --               --
           --             --             --              --               --
           --             --             --              --               --
           --             --             --              --               --
           --             --             --              --               --
           --             --             --              --               --
          (3.74)%         (1.17)%        (0.60)%        22.51%            0.35%
          (4.90)%          1.90%         17.30%         11.88%(2)       (10.80)%(2)
          30.32%          16.60%         10.33%          --               --
           2.98%(6)        4.70%(7)       1.28%(3)       --               --
           --             --             --              --               --
           --             --             --              --               --
           --             --             --              --               --
           --             --             --              --               --
           --             --             --              --               --
           --             --             --              --               --
           --             --             --              --               --
           --             --             --              --               --
          (3.82)%         (1.24)%        (0.67)%        22.41%            0.27%
          (5.00)%          1.80%         17.20%         11.78%(2)       (10.88)%(2)
          30.12%          16.43%         10.17%          --               --
           2.88%(6)        1.45%(12)      0.80%(15)      --               --
           --             --             --              --               --
           --             --             --              --               --
          (3.74)%         (1.17)%        (0.60)%        22.51%            0.35%
          (4.90)%          1.90%         17.30%         11.88%(2)       (10.80)%(2)
          30.32%          16.60%         10.33%          --               --
           2.33%(19)       2.51%(20)      0.38%(22)      --               --
           --              --             --             --               --
          (3.82)%         (1.24)%        (0.67)%        22.41%            0.27%
          (5.00)%          1.80%         17.20%         11.78%(2)       (10.88)%(2)
          30.12%          16.43%         10.17%          --               --
           2.25%(19)       3.60%(34)     (4.12)%(33)     --               --
           --             --             --              --               --
           --             --             --              --               --

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

June 30, 1997
--------------------------

PROVIDENT MUTUAL LIFE
INSURANCE COMPANY
VARIABLE SEPARATE ACCOUNTS

MARKET STREET FUND, INC.

VARIABLE LIFE INSURANCE POLICIES
--------------------------


[PROVIDENT MUTUAL LOGO]

Variable Life Insurance policies issued by Provident Mutual are distributed by
1717 Capital Management Company,
Wilmington, DE, a registered broker-dealer.

This report has been prepared for
policyholders. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus.

Form 15730 6.97


---------------
   BULK RATE
  U.S. POSTAGE
      PAID
 WILMINGTON, DE
PERMIT NO. 1387
---------------